Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2024
Short-term Bank Borrowings.
Short-term Bank Borrowings

10. Short-term Bank Borrowings

Short-term bank borrowings consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
The PRC domestic commercial banks	7,765,990	9,513,958

The weighted average interest rates on short-term bank borrowings as of December 31, 2023 and 2024 were 1.62% and 1.20%, respectively. Certain borrowings are subject to financial covenants such as asset-liability ratio less than 70% and current ratio not less than 0.8. As of December 31, 2024 the Company was in compliance with the financial covenants. The borrowings are repayable within one year.